AB Income Fund

Portfolio of Investments

July 31, 2025 (unaudited)

	Principal Amount (000)			U.S. $ Value

GOVERNMENTS - TREASURIES – 51.9%
Spain – 1.1%
Spain Government Bond 3.20%, 10/31/2035(a)	EUR	21,564		$24,475,199

United States – 50.8%
U.S. Treasury Bonds 3.00%, 08/15/2052	U.S.$	12,227		8,698,364
4.25%, 02/15/2054		93,128		83,782,280
4.25%, 08/15/2054		977		879,300
4.50%, 02/15/2044		67,207		64,216,813
4.625%, 05/15/2044		16,913		16,405,610
4.625%, 02/15/2055		1,575		1,510,093
4.75%, 02/15/2045		15,035		14,783,046
5.00%, 05/15/2045		34,942		35,467,799
U.S. Treasury Notes 3.50%, 09/30/2029		23,028		22,646,402
3.75%, 04/15/2028		20,321		20,240,033
3.75%, 12/31/2028		13,399		13,330,958
3.875%, 06/30/2030		8,738		8,707,281
3.875%, 07/31/2030		44,674		44,503,181
3.875%, 08/15/2034		3,267		3,160,823
4.00%, 07/31/2029		28,040		28,114,481
4.00%, 02/28/2030		36,500		36,591,250
4.00%, 03/31/2030		33,270		33,340,179
4.125%, 09/30/2027(b) (c) (d)		221,145		222,008,647
4.125%, 07/31/2028		88,642		89,210,265
4.125%, 03/31/2029		15,230		15,338,276
4.125%, 10/31/2029		10,148		10,221,732
4.125%, 02/29/2032		26,128		26,148,413
4.125%, 03/31/2032		45,665		45,679,270
4.125%, 05/31/2032		44,744		44,721,279
4.25%, 12/31/2026		1,500		1,503,398
4.25%, 06/30/2029		1,039		1,051,095
4.25%, 05/15/2035		25,620		25,395,329
4.50%, 11/15/2033		3,262		3,319,951
4.625%, 04/30/2029		6,175		6,325,516
4.625%, 02/15/2035		16,200		16,553,109
4.875%, 10/31/2028		36,260		37,322,305
5.00%, 08/31/2025		126,545		126,564,773

				1,107,741,251

Total Governments - Treasuries (cost $1,141,617,739)				1,132,216,450

MORTGAGE PASS-THROUGHS – 35.1%
Agency Fixed Rate 30-Year – 35.1%
Federal Home Loan Mortgage Corp. Series 2023 6.50%, 11/01/2053		1,873		1,933,960
Federal National Mortgage Association Series 1998 8.00%, 06/01/2028		0	**	84
Series 1999 7.50%, 11/01/2029		3		2,706
Series 2020 2.50%, 12/01/2050		77,680		63,722,074

	Principal Amount (000)		U.S. $ Value
Series 2022 3.00%, 03/01/2052	U.S.$	18,593	$15,997,510
3.00%, 08/01/2052		12,178	10,447,588
Series 2024 3.00%, 07/01/2052		8,964	7,690,384
Government National Mortgage Association Series 2023 5.00%, 05/20/2053		6,700	6,573,664
5.00%, 09/20/2053		720	706,638
5.50%, 05/20/2053		27,363	27,431,373
5.50%, 08/20/2053		27,774	27,817,775
Series 2024 5.00%, 04/20/2054		2,974	2,907,629
Series 2025 2.00%, 08/01/2055, TBA		29,150	23,520,231
2.50%, 08/01/2055, TBA		29,325	24,641,152
4.50%, 08/01/2055, TBA		44,936	42,632,491
5.50%, 08/01/2055, TBA		36,924	36,827,130
Uniform Mortgage-Backed Security Series 2025 2.00%, 08/01/2055, TBA		26,325	20,578,747
3.00%, 08/01/2055, TBA		91,074	77,921,735
3.50%, 08/01/2055, TBA		45,697	40,822,445
4.00%, 08/01/2055, TBA		62,569	57,697,820
4.50%, 08/01/2055, TBA		26,694	25,315,629
5.00%, 08/01/2055, TBA		92,742	90,253,379
5.50%, 08/01/2055, TBA		54,553	54,252,601
6.00%, 08/01/2055, TBA		87,042	88,235,616
6.50%, 08/01/2055, TBA		16,150	16,653,426

Total Mortgage Pass-Throughs (cost $757,683,225)			764,583,787

CORPORATES - INVESTMENT GRADE – 15.8%
Financial Institutions – 7.2%
Banking – 5.2%
AIB Group PLC 5.32%, 05/15/2031(a)		2,932	2,981,492
Ally Financial, Inc. 6.848%, 01/03/2030		2,409	2,538,725
6.992%, 06/13/2029		4,859	5,107,635
8.00%, 11/01/2031		75	84,707
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.621%, 12/10/2029(a)		1,560	1,597,534
Banco Santander SA 3.225%, 11/22/2032		200	178,796
4.175%, 03/24/2028		2,800	2,779,616
5.552%, 03/14/2028		800	811,168
6.921%, 08/08/2033		5,400	5,882,436
Bank Leumi Le-Israel BM 7.129%, 07/18/2033(a)		1,300	1,344,525
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		2,576	2,652,456
Barclays PLC 4.942%, 09/10/2030		2,380	2,394,994
5.674%, 03/12/2028		1,312	1,332,940
5.785%, 02/25/2036		1,348	1,377,386

	Principal Amount (000)		U.S. $ Value
BPCE SA 5.389%, 05/28/2031(a)	U.S.$	665	$677,209
5.876%, 01/14/2031(a)		2,640	2,737,838
CaixaBank SA 4.885%, 07/03/2031(a)		2,420	2,423,848
5.673%, 03/15/2030(a)		3,239	3,340,057
6.84%, 09/13/2034(a)		3,893	4,273,696
Capital One Financial Corp. 7.624%, 10/30/2031		3,035	3,416,166
7.964%, 11/02/2034		2,530	2,945,198
Citigroup, Inc. 4.952%, 05/07/2031		3,482	3,515,427
5.592%, 11/19/2034		1,814	1,838,471
5.827%, 02/13/2035		691	702,768
Credit Agricole SA 5.862%, 01/09/2036(a)		2,177	2,252,629
Deutsche Bank AG/New York NY 3.729%, 01/14/2032		6,196	5,733,097
4.95%, 08/04/2031		1,345	1,346,641
5.373%, 01/10/2029		1,855	1,885,236
7.146%, 07/13/2027		962	983,318
HSBC Holdings PLC 5.546%, 03/04/2030		7,485	7,698,846
7.399%, 11/13/2034		4,230	4,728,675
Lloyds Banking Group PLC 5.462%, 01/05/2028		1,262	1,275,743
Nationwide Building Society 5.537%, 07/14/2036(a)		753	760,809
NatWest Group PLC 3.032%, 11/28/2035		723	651,756
4.964%, 08/15/2030		3,835	3,875,344
6.475%, 06/01/2034		982	1,024,717
Santander Holdings USA, Inc. 5.473%, 03/20/2029		72	73,225
Santander UK Group Holdings PLC 5.694%, 04/15/2031		2,923	3,023,347
Societe Generale SA 5.249%, 05/22/2029(a)		914	923,935
5.519%, 01/19/2028(a)		10,276	10,376,705
Standard Chartered PLC 5.545%, 01/21/2029(a)		3,051	3,112,020
Synchrony Financial 5.45%, 03/06/2031		2,885	2,905,051
5.935%, 08/02/2030		2,476	2,541,540
7.25%, 02/02/2033		350	368,322
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		1,362	1,369,259

			113,845,303

Finance – 0.2%
Aviation Capital Group LLC 4.125%, 08/01/2025(a)		1,592	1,592,000
4.875%, 10/01/2025(a)		1,315	1,314,040

	Principal Amount (000)		U.S. $ Value
CFAMC II Co., Ltd. Series E 4.875%, 11/22/2026(a)	U.S.$	498	$497,676
Huarong Finance II Co., Ltd. Series E 4.625%, 06/03/2026(a)		630	628,961

			4,032,677

Insurance – 1.4%
Athene Global Funding 1.985%, 08/19/2028(a)		2,152	1,996,045
2.55%, 11/19/2030(a)		1,860	1,647,718
2.717%, 01/07/2029(a)		2,165	2,018,819
5.583%, 01/09/2029(a)		4,595	4,724,303
Centene Corp. 3.00%, 10/15/2030		5,634	4,903,045
Generali Series E 5.50%, 10/27/2047(a)	EUR	6,630	7,966,478
Hartford Insurance Group, Inc. (The) Series ICON 6.713% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(a)(e)	U.S.$	3,275	3,048,697
MetLife Capital Trust IV 7.875% (CME Term SOFR 3 Month + 3.96%), 12/15/2067(a)(e)		3,719	4,066,057

			30,371,162

REITs – 0.4%
Newmark Group, Inc. 7.50%, 01/12/2029		2,276	2,416,020
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		1,543	1,547,644
Trust Fibra Uno 4.869%, 01/15/2030(a)		3,412	3,254,605
7.375%, 02/13/2034(a)		270	278,653

			7,496,922

			155,746,064

Industrial – 7.1%
Basic – 1.1%
Alpek SAB de CV 3.25%, 02/25/2031(a)		346	299,764
4.25%, 09/18/2029(a)		1,746	1,635,784
Anglo American Capital PLC 2.625%, 09/10/2030(a)		707	638,068
2.875%, 03/17/2031(a)		3,700	3,354,272
Celulosa Arauco y Constitucion SA 4.25%, 04/30/2029(a)(f)		1,355	1,305,597
Freeport Indonesia PT 4.763%, 04/14/2027(a)		964	963,528

	Principal Amount (000)		U.S. $ Value
Glencore Funding LLC 5.186%, 04/01/2030(a)	U.S.$	3,022	$3,071,984
Inversiones CMPC SA 6.125%, 02/26/2034(a)		429	441,227
Nexa Resources SA 6.75%, 04/09/2034(a)(f)		2,066	2,164,651
Orbia Advance Corp. SAB de CV 2.875%, 05/11/2031(a)		3,275	2,737,834
7.50%, 05/13/2035(a)		821	847,600
Sociedad Quimica y Minera de Chile SA 4.25%, 05/07/2029(a)		704	695,464
5.50%, 09/10/2034(a)		800	782,000
6.50%, 11/07/2033(a)		1,016	1,070,112
Suzano Austria GmbH 6.00%, 01/15/2029		4,752	4,868,424

			24,876,309

Communications - Media – 0.6%
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		2,691	2,674,746
10.00%, 02/15/2031(a)		2,472	2,382,983
Grupo Televisa SAB 4.625%, 01/30/2026(f)		1,290	1,275,436
Prosus NV 3.061%, 07/13/2031(a)		3,143	2,797,270
3.68%, 01/21/2030(a)		5,224	4,935,048

			14,065,483

Communications - Telecommunications – 0.1%
TELUS Corp. 6.625%, 10/15/2055		540	547,085
7.00%, 10/15/2055		731	742,118

			1,289,203

Consumer Cyclical - Automotive – 1.6%
Ford Motor Co. 3.25%, 02/12/2032		9,159	7,761,428
Ford Motor Credit Co. LLC 6.05%, 03/05/2031		3,380	3,386,287
6.125%, 03/08/2034		1,474	1,439,449
General Motors Financial Co., Inc. 2.35%, 01/08/2031		1,660	1,446,142
3.60%, 06/21/2030		832	781,722
5.00%, 07/15/2027		2,268	2,280,338
Harley-Davidson Financial Services, Inc. 5.95%, 06/11/2029(a)		4,358	4,444,463
Hyundai Capital America 4.55%, 09/26/2029(a)		2,007	1,987,793
5.25%, 01/08/2027(a)		949	956,526
5.30%, 06/24/2029(a)		2,780	2,827,621
5.35%, 03/19/2029(a)		4,737	4,820,087

	Principal Amount (000)		U.S. $ Value
6.50%, 01/16/2029(a)	U.S.$	1,536	$1,617,854

			33,749,710

Consumer Cyclical - Entertainment – 0.1%
Carnival Corp. 4.00%, 08/01/2028(a)		2,838	2,756,748
Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(a)		82	82,261

			2,839,009

Consumer Cyclical - Other – 0.6%
Flutter Treasury DAC 4.00%, 06/04/2031(a)	EUR	977	1,116,825
5.00%, 04/29/2029(a)		179	211,745
5.875%, 06/04/2031(a)	U.S.$	642	647,001
6.125%, 06/04/2031(a)	GBP	407	539,649
6.375%, 04/29/2029(a)	U.S.$	347	356,869
GENM Capital Labuan Ltd. 3.882%, 04/19/2031(a)		1,673	1,526,613
JH North America Holdings, Inc. 5.875%, 01/31/2031(a)		66	66,289
6.125%, 07/31/2032(a)		300	303,396
Las Vegas Sands Corp. 5.625%, 06/15/2028		3,940	4,002,173
6.00%, 06/14/2030		1,991	2,049,097
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		1,100	977,482
Sands China Ltd. 2.85%, 03/08/2029(g)		318	294,254

			12,091,393

Consumer Cyclical - Retailers – 0.1%
Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(a)		2,313	2,310,178

Consumer Non-Cyclical – 0.6%
Altria Group, Inc. 5.625%, 02/06/2035		4,764	4,844,178
Cencosud SA 5.95%, 05/28/2031(a)		1,289	1,324,383
Imperial Brands Finance PLC 5.625%, 07/01/2035(a)		4,472	4,473,476
Viatris, Inc. 2.70%, 06/22/2030		3,560	3,156,403

			13,798,440

Energy – 1.6%
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		865	731,539
5.75%, 01/15/2031(a)		5,823	5,853,105

	Principal Amount (000)		U.S. $ Value
Eni SpA 5.75%, 05/19/2035(a)	U.S.$	5,735	$5,844,768
Harbour Energy PLC 6.327%, 04/01/2035(a)		3,175	3,178,651
Occidental Petroleum Corp. 5.20%, 08/01/2029		3,682	3,692,383
Raizen Fuels Finance SA 5.70%, 01/17/2035(a)		993	924,979
6.45%, 03/05/2034(a)		1,554	1,542,827
6.70%, 02/25/2037(a)		3,175	3,088,640
Targa Resources Corp. 4.90%, 09/15/2030		1,091	1,096,510
5.65%, 02/15/2036		608	611,289
Var Energi ASA 5.875%, 05/22/2030(a)		2,782	2,862,901
6.50%, 05/22/2035(a)		1,255	1,298,737
8.00%, 11/15/2032(a)		1,436	1,631,698
Woodside Finance Ltd. 5.40%, 05/19/2030		3,374	3,422,417

			35,780,444

Technology – 0.1%
Baidu, Inc. 3.425%, 04/07/2030		225	214,864
Lenovo Group Ltd. 3.421%, 11/02/2030(a)		509	474,006
SK Hynix, Inc. 5.50%, 01/16/2029(a)		2,000	2,056,280

			2,745,150

Transportation - Airlines – 0.3%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)		1,881	1,867,024
5.308%, 10/20/2031(a)		4,101	4,071,883

			5,938,907

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		458	431,345
5.875%, 07/05/2034(a)		1,301	1,322,283

			1,753,628

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(a)		3,272	3,165,660
4.375%, 07/03/2029(a)		1,367	1,297,351

			4,463,011

			155,700,865

	Principal Amount (000)		U.S. $ Value

Utility – 1.5%
Electric – 1.5%
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(a)	U.S.$	3,064	$3,022,820
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		1,298	1,180,206
Alexander Funding Trust II 7.467%, 07/31/2028(a)		2,973	3,164,996
American Electric Power Co., Inc. 6.95%, 12/15/2054		1,582	1,670,260
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		1,081	1,145,752
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(h)		2,865	2,522,902
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		1,302	1,349,125
Engie Energia Chile SA 6.375%, 04/17/2034(a)		2,633	2,759,384
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(a)		415	424,361
Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(a)		3,850	3,753,365
Kallpa Generacion SA 5.875%, 01/30/2032(a)		543	557,210
LG Energy Solution Ltd. 5.375%, 04/02/2030(a)		3,987	4,040,904
LLPL Capital Pte. Ltd. 6.875%, 02/04/2039(a)		1,643	1,689,181
6.875%, 02/04/2039(a)(f)		894	919,333
Minejesa Capital BV 4.625%, 08/10/2030(a)		3,257	3,224,901
Niagara Energy SAC 5.746%, 10/03/2034(a)		1,325	1,318,243
Vistra Operations Co. LLC 5.05%, 12/30/2026(a)		81	81,279

			32,824,222

Other Utility – 0.0%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		667	706,954

			33,531,176

Total Corporates - Investment Grade (cost $339,545,965)			344,978,105

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 6.8%
CLO - Floating Rate – 6.8%
AIMCO CLO Series 2017-AA, Class AR2 5.465% (CME Term SOFR 3 Month + 1.14%), 01/20/2038(a)(e)	U.S.$	5,000	$5,012,525
AIMCO CLO 23 Ltd. Series 2025-23A, Class A 5.394% (CME Term SOFR 3 Month + 1.13%), 04/20/2038(a)(e)		3,600	3,587,872
Allegro CLO XI Ltd. Series 2019-2A, Class A1AR 5.575% (CME Term SOFR 3 Month + 1.25%), 01/19/2033(a)(e)		3,120	3,124,833
Series 2019-2A, Class BR 6.225% (CME Term SOFR 3 Month + 1.90%), 01/19/2033(a)(e)		2,479	2,482,095
Apidos CLO Lii Series 2025-52A, Class A1 5.394% (CME Term SOFR 3 Month + 1.13%), 04/20/2038(a)(e)		4,800	4,791,485
Apidos CLO XXX Series XXXA, Class A1AR 5.409% (CME Term SOFR 3 Month + 1.08%), 10/18/2031(a)(e)		2,557	2,557,026
Apidos Loan Fund Ltd. Series 2024-1A, Class A1 5.588% (CME Term SOFR 3 Month + 1.27%), 04/25/2035(a)(e)		5,135	5,135,128
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 6.584% (CME Term SOFR 3 Month + 2.26%), 04/17/2033(a)(e)		9,437	9,447,797
Bain Capital Credit CLO Ltd. Series 2020-1A, Class A1R 5.579% (CME Term SOFR 3 Month + 1.25%), 04/18/2033(a)(e)		4,806	4,805,524
Series 2021-4A, Class A1R 5.525% (CME Term SOFR 3 Month + 1.20%), 10/20/2034(a)(e)		5,176	5,185,265
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class D 7.637% (CME Term SOFR 3 Month + 3.31%), 07/20/2034(a)(e)		2,750	2,758,052
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 6.325% (CME Term SOFR 3 Month + 2.01%), 04/26/2031(a)(e)		5,300	5,302,835
Dryden 113 CLO Ltd. Series 2022-113A, Class AR2 5.568% (CME Term SOFR 3 Month + 1.25%), 10/15/2037(a)(e)		5,250	5,252,977

	Principal Amount (000)		U.S. $ Value
Goldentree Loan Management US CLO 7 Ltd. Series 2020-7A, Class ARR 5.425% (CME Term SOFR 3 Month + 1.10%), 04/20/2034(a)(e)	U.S.$	4,500	$4,495,837
Goldentree Loan Management US CLO 8 Ltd. Series 2020-8A, Class ARR 5.475% (CME Term SOFR 3 Month + 1.15%), 10/20/2034(a)(e)		4,950	4,957,945
GREYWOLF CLO VI Ltd. Series 2018-1A, Class A2 6.205% (CME Term SOFR 3 Month + 1.89%), 04/26/2031(a)(e)		5,300	5,307,484
Halcyon Loan Advisors Funding Ltd. Series 2018-1A, Class A2 6.387% (CME Term SOFR 3 Month + 2.06%), 07/21/2031(a)(e)		1,826	1,827,036
Hartwick Park CLO Ltd. Series 2023-1A, Class AR 5.485% (CME Term SOFR 3 Month + 1.16%), 01/20/2037(a)(e)		5,000	4,992,935
MidOcean Credit CLO XI Ltd. Series 2022-11A, Class A1R2 5.539% (CME Term SOFR 3 Month + 1.21%), 01/18/2036(a)(e)		5,000	5,000,920
Neuberger Berman Loan Advisers CLO 59 Ltd. Series 2024-59A, Class A1 5.609% (CME Term SOFR 3 Month + 1.29%), 01/23/2039(a)(e)		5,000	5,012,000
Oaktree CLO Ltd. Series 2024-28A, Class A 5.658% (CME Term SOFR 3 Month + 1.34%), 01/15/2038(a)(e)		5,000	5,015,505
OCP CLO Ltd. Series 2025-40A, Class A 5.457% (CME Term SOFR 3 Month + 1.14%), 04/16/2038(a)(e)		5,000	4,991,945
OZLM XVIII Ltd. Series 2018-18A, Class B 6.129% (CME Term SOFR 3 Month + 1.81%), 04/15/2031(a)(e)		5,450	5,455,341
Pikes Peak CLO 12 Ltd. Series 2023-12A, Class AR 5.545% (CME Term SOFR 3 Month + 1.22%), 04/20/2038(a)(e)		3,600	3,600,083
PPM CLO 8 Ltd. Series 2025-8A, Class A1 5.595% (CME Term SOFR 3 Month + 1.27%), 04/20/2038(a)(e)		5,000	4,999,745
Regatta XIX Funding Ltd. Series 2022-1A, Class D 7.625% (CME Term SOFR 3 Month + 3.30%), 04/20/2035(a)(e)		4,423	4,472,266

	Principal Amount (000)		U.S. $ Value
Regatta XVI Funding Ltd. Series 2019-2A, Class A1R 5.518% (CME Term SOFR 3 Month + 1.20%), 01/15/2033(a)(e)	U.S.$	6,036	$6,045,133
Silver Point CLO 8 Ltd. Series 2025-8A, Class A1 5.432% (CME Term SOFR 3 Month + 1.21%), 04/15/2038(a)(e)		5,000	4,999,000
Sixth Street CLO 27 Ltd. Series 2024-27A, Class A 5.662% (CME Term SOFR 3 Month + 1.34%), 01/17/2038(a)(e)		5,000	5,018,705
VERDE CLO Ltd. Series 2019-1A, Class ARR 5.428% (CME Term SOFR 3 Month + 1.11%), 04/15/2032(a)(e)		4,693	4,691,113
Voya CLO Ltd. Series 2018-3A, Class A1R2 5.518% (CME Term SOFR 3 Month + 1.20%), 10/15/2031(a)(e)		3,054	3,059,459
Series 2024-7A, Class A1 5.635% (CME Term SOFR 3 Month + 1.31%), 01/20/2038(a)(e)		5,000	5,013,715

Total Collateralized Loan Obligations (cost $148,240,826)			148,399,581

CORPORATES - NON-INVESTMENT GRADE – 5.5%
Industrial – 5.0%
Basic – 0.0%
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(a)(i)		489	252,206
Graphic Packaging International LLC 4.75%, 07/15/2027(a)		32	31,509
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(h)(j)(k)(l)(m)		1,407	0

			283,715

Capital Goods – 0.2%
Bombardier, Inc. 6.00%, 02/15/2028(a)		7	7,030
Efesto Bidco S.p.A Efesto US LLC Series XR 7.50%, 02/15/2032(a)		2,346	2,401,577
LSB Industries, Inc. 6.25%, 10/15/2028(a)(g)		1,402	1,378,993
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		1,163	1,210,997

			4,998,597

Communications - Media – 0.9%
AMC Networks, Inc. 10.25%, 01/15/2029(a)		2,206	2,266,885

	Principal Amount (000)		U.S. $ Value
Banijay Entertainment SAS 7.00%, 05/01/2029(a)	EUR	1,730	$2,061,183
CSC Holdings LLC 11.75%, 01/31/2029(a)	U.S.$	1,298	1,214,006
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(a)		2,841	2,178,933
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		2,309	2,235,043
Paramount Global 6.375%, 03/30/2062		1,669	1,645,217
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		391	322,919
Univision Communications, Inc. 8.00%, 08/15/2028(a)		3,712	3,814,414
Warnermedia Holdings, Inc. 4.279%, 03/15/2032		2,398	2,019,068
5.05%, 03/15/2042		1,591	1,063,520
5.141%, 03/15/2052		430	266,093

			19,087,281

Communications - Telecommunications – 0.2%
Altice France SA 5.125%, 07/15/2029(h)		1,984	1,732,568
5.50%, 01/15/2028(h)		878	780,744
5.50%, 10/15/2029(h)		1,528	1,327,664
Fibercop SpA 6.00%, 09/30/2034(a)		1,080	1,020,146

			4,861,122

Consumer Cyclical - Automotive – 0.3%
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)		3,987	3,800,847
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(h)(j)(k)(l)(m)(n)		2,273	0
Exide Technologies (First Lien) 11.00%, 10/31/2024(h)(j)(k)(l)(m)(n)		933	0
Goodyear Tire & Rubber Co. (The) 6.625%, 07/15/2030		554	563,573
IHO Verwaltungs GmbH 8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(a)(i)	EUR	506	604,069
Tenneco, Inc. 8.00%, 11/17/2028(a)	U.S.$	1,997	1,982,462

			6,950,951

Consumer Cyclical - Other – 0.4%
Builders FirstSource, Inc. 6.75%, 05/15/2035(a)		2,609	2,680,748
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)		2,099	2,132,647

	Principal Amount (000)		U.S. $ Value
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.00%, 06/01/2029(a)	U.S.$	1,864	$1,783,419
Standard Building Solutions, Inc. 6.25%, 08/01/2033(a)		1,804	1,821,102

			8,417,916

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 6.125%, 06/15/2029(a)		2,338	2,388,548

Consumer Cyclical - Retailers – 0.3%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)		2,121	2,131,902
7.375%, 08/01/2033(a)		1,457	1,463,615
Arko Corp. 5.125%, 11/15/2029(a)		845	692,815
Global Auto Holdings Ltd/AAG FH UK Ltd. 8.375%, 01/15/2029(a)		1,033	962,033
8.75%, 01/15/2032(a)		500	441,795
11.50%, 08/15/2029(a)		200	199,374

			5,891,534

Consumer Non-Cyclical – 1.0%
Amneal Pharmaceuticals LLC 6.875%, 08/01/2032(a)		535	542,998
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		5,317	5,557,116
CHS/Community Health Systems, Inc. 6.875%, 04/15/2029(a)		2,079	1,629,312
CVS Health Corp. 7.00%, 03/10/2055		3,261	3,359,548
Embecta Corp. 5.00%, 02/15/2030(a)		652	591,292
Froneri Lux FinCo SARL 4.75%, 08/01/2032(a)	EUR	562	645,670
Mehilainen Yhtiot Oy 5.125%, 06/30/2032(a)		721	828,087
MPH Acquisition Holdings LLC 5.75%, 12/31/2030(a)	U.S.$	266	219,320
6.75% (6.00% Cash and 0.75% PIK), 03/31/2031(a)(g)(i)		2,294	1,770,877
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(a)(g)(i)		418	412,831
Neogen Food Safety Corp. 8.625%, 07/20/2030(a)		1,594	1,610,020
Newell Brands, Inc. 8.50%, 06/01/2028(a)		1,092	1,145,519
Opal Bidco SAS 5.50%, 03/31/2032(a)	EUR	1,126	1,319,788

	Principal Amount (000)		U.S. $ Value
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125%, 04/30/2031(a)	U.S.$	691	$597,708
Owens & Minor, Inc. 6.625%, 04/01/2030(a)		168	151,281
Whirlpool Corp. 6.50%, 06/15/2033		306	301,242

			20,682,609

Energy – 1.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(a)		619	641,977
CITGO Petroleum Corp. 8.375%, 01/15/2029(a)		5,364	5,574,483
Civitas Resources, Inc. 8.375%, 07/01/2028(a)		2,280	2,347,374
CNX Resources Corp. 6.00%, 01/15/2029(a)		437	436,650
Murphy Oil Corp. 6.00%, 10/01/2032		358	343,150
NFE Financing LLC 12.00%, 11/15/2029(a)		13,356	4,712,171
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)		2,055	2,034,265
8.375%, 02/15/2032(a)		697	681,966
Sunoco LP 7.00%, 05/01/2029(a)		350	363,458
Venture Global LNG, Inc. 8.125%, 06/01/2028(a)		1,342	1,388,393
9.00%, 09/30/2029(a)(o)		2,265	2,264,683
9.50%, 02/01/2029(a)		2,886	3,146,721

			23,935,291

Other Industrial – 0.0%
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		457	463,046

Services – 0.1%
Allied Universal Holdco LLC 7.875%, 02/15/2031(a)		696	729,930
Belron UK Finance PLC 4.625%, 10/15/2029(a)	EUR	368	432,770
Monitronics International, Inc. 9.125%, 04/01/2020(j)(k)(l)(m)(n)	U.S.$	1,835	0
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.50%, 05/15/2033(a)	EUR	866	1,027,543

			2,190,243

	Principal Amount (000)		U.S. $ Value

Technology – 0.1%
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(a)	U.S.$	405	$429,288
Kioxia Holdings Corp. 6.25%, 07/24/2030(a)		760	757,378

			1,186,666

Transportation - Airlines – 0.0%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 11.00% (11.00% Cash or 8.00% Cash and 4.00% PIK), 03/12/2030(a)(g)(i)		1,067	689,971

Transportation - Services – 0.3%
Hertz Corp. (The) 12.625%, 07/15/2029(a)		3,744	3,913,528
Loxam SAS 4.50%, 02/15/2027(a)	EUR	2,338	2,694,326

			6,607,854

			108,635,344

Financial Institutions – 0.5%
Banking – 0.1%
Bread Financial Holdings, Inc. 9.75%, 03/15/2029(a)	U.S.$	2,704	2,900,824

Finance – 0.2%
Curo SPV LLC 13.00%, 08/02/2027(k)(m)		1,148	1,136,241
Enova International, Inc. 11.25%, 12/15/2028(a)		3,510	3,748,785
Rfna LP 7.875%, 02/15/2030(a)		397	404,615

			5,289,641

Insurance – 0.1%
Ardonagh Finco Ltd. 6.875%, 02/15/2031(a)	EUR	1,099	1,304,270

REITs – 0.1%
Crossgates, Inc. 11.00%, 07/24/2026(k)(m)	U.S.$	1,905	1,878,618

			11,373,353

Utility – 0.0%
Electric – 0.0%
NRG Energy, Inc. 5.75%, 07/15/2029(a)		937	935,651

Total Corporates - Non-Investment Grade (cost $129,476,249)			120,944,348

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES – 2.1%
Other ABS - Fixed Rate – 1.2%
Avant Loans Funding Trust Series 2024-REV1, Class A 5.92%, 10/15/2033(a)	U.S.$	5,275	$5,317,305
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)		1,101	1,103,323
Castlelake Aircraft Structured Trust Series 2025-2A, Class A 5.465%, 08/15/2050(a)(k)		4,000	3,999,920
Cherry Securitization Trust Series 2024-1A, Class A 5.70%, 04/15/2032(a)		5,250	5,271,014
Republic Finance Issuance Trust Series 2024-A, Class A 5.91%, 08/20/2032(a)		5,840	5,906,359
Series 2024-B, Class A 5.42%, 11/20/2037(a)		3,800	3,839,055
Theorem Funding Trust Series 2022-3A 7.60%, 04/15/2029(a)		235	235,255

			25,672,231

Autos - Fixed Rate – 0.4%
ACM Auto Trust Series 2025-1A, Class A 5.38%, 06/20/2029(a)		1,236	1,236,929
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027(a)		1,774	1,772,748
Hertz Vehicle Financing III LLC Series 2024-1A, Class A 5.44%, 01/25/2029(a)		3,486	3,526,742
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		2,053	2,080,254

			8,616,673

Other ABS - Floating Rate – 0.3%
Capital Street Master Trust Series 2024-1, Class A 5.693% (CME Term SOFR + 1.35%), 10/16/2028(a)(e)		1,749	1,748,061
Pagaya AI Debt Series 2024-S1, Class ABC 7.287%, 09/15/2031(a)(k)		3,709	3,745,663

			5,493,724

	Principal Amount (000)		U.S. $ Value

Credit Cards - Fixed Rate – 0.2%
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A 5.78%, 12/15/2032(a)	U.S.$	5,050	$5,089,085

Total Asset-Backed Securities (cost $44,554,050)			44,871,713

EMERGING MARKETS - CORPORATE BONDS – 2.0%
Industrial – 1.8%
Basic – 1.1%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		912	606,480
7.45%, 11/15/2029(a)		3,551	2,504,556
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		6,172	4,721,580
8.50%, 01/12/2031(a)		1,952	1,527,440
CSN Inova Ventures 6.75%, 01/28/2028(a)		1,286	1,220,838
CSN Resources SA 4.625%, 06/10/2031(a)		2,093	1,652,424
Indika Energy Tbk PT 8.75%, 05/07/2029(a)		1,041	1,005,866
Sasol Financing USA LLC 8.75%, 05/03/2029(a)		4,126	4,115,685
Stillwater Mining Co. 4.00%, 11/16/2026(a)		3,347	3,282,169
Vedanta Resources Finance II PLC 9.475%, 07/24/2030(a)		1,655	1,636,381
9.85%, 04/24/2033(a)		1,601	1,609,005

			23,882,424

Capital Goods – 0.2%
Ambipar Lux SARL 10.875%, 02/05/2033(a)		3,545	3,217,087

Communications - Telecommunications – 0.0%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(h)(k)(m)		89	889

Consumer Cyclical - Other – 0.0%
Studio City Co., Ltd. 7.00%, 02/15/2027(a)		336	338,100

Consumer Non-Cyclical – 0.1%
Biocon Biologics Global PLC 6.67%, 10/09/2029(a)		2,435	2,288,900

Energy – 0.4%
Canacol Energy Ltd. 5.75%, 11/24/2028(a)		1,797	532,487
Ecopetrol SA 4.625%, 11/02/2031		1,138	981,662
6.875%, 04/29/2030		3,520	3,524,576
8.625%, 01/19/2029		770	826,557

	Principal Amount (000)		U.S. $ Value
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(a)	U.S.$	2,675	$2,200,187
Medco Cypress Tree Pte. Ltd. 8.625%, 05/19/2030(a)		758	792,110
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		602	565,278

			9,422,857

			39,150,257

Utility – 0.2%
Electric – 0.2%
India Clean Energy Holdings 4.50%, 04/18/2027(a)		2,686	2,591,990
Limak Yenilenebilir Enerji AS 9.625%, 08/12/2030(a)		1,071	1,066,638
Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(a)		1,281	1,245,157

			4,903,785

Total Emerging Markets - Corporate Bonds (cost $48,503,370)			44,054,042

QUASI-SOVEREIGNS – 1.4%
Quasi-Sovereign Bonds – 1.4%
Azerbaijan – 0.1%
Southern Gas Corridor CJSC 6.875%, 03/24/2026(a)		1,955	1,971,344

Brazil – 0.1%
Caixa Economica Federal 5.625%, 05/13/2030(a)		1,744	1,750,976

Hungary – 0.0%
MFB Magyar Fejlesztesi Bank Zrt 6.50%, 06/29/2028(a)		280	289,976

Kazakhstan – 0.1%
Development Bank of Kazakhstan JSC 5.25%, 10/23/2029(a)		974	985,259
5.625%, 04/07/2030(a)		1,190	1,209,183

			2,194,442

Mexico – 0.9%
Comision Federal de Electricidad 4.688%, 05/15/2029(a)		3,231	3,124,377
4.75%, 02/23/2027(a)		2,180	2,178,409
5.70%, 01/24/2030(a)		1,320	1,313,928
Petroleos Mexicanos 5.50%, 06/27/2044		1,713	1,225,651
5.625%, 01/23/2046		1,872	1,321,913
6.375%, 01/23/2045		3,602	2,706,002
8.75%, 06/02/2029		8,137	8,562,400

			20,432,680

	Principal Amount (000)		U.S. $ Value

South Africa – 0.1%
Transnet SOC Ltd. 8.25%, 02/06/2028(a)	U.S.$	1,294	$1,345,540

Trinidad & Tobago – 0.0%
Trinidad Generation UnLtd. 7.75%, 06/16/2033(a)		747	767,251

Turkey – 0.1%
TC Ziraat Bankasi AS 7.25%, 02/04/2030(a)		1,901	1,915,852
Turkiye Ihracat Kredi Bankasi AS 6.875%, 07/03/2028(a)(f)		845	850,129

			2,765,981

Total Quasi-Sovereigns (cost $30,427,978)			31,518,190

AGENCIES – 1.4%
Agency Debentures – 1.4%
Federal Home Loan Banks 5.50%, 07/15/2036		8,695	9,361,472
Federal Home Loan Mortgage Corp. 6.25%, 07/15/2032(f)		10,400	11,721,776
6.75%, 03/15/2031		4,000	4,548,802
Series GDIF 6.75%, 09/15/2029		4,606	5,102,823

Total Agencies (cost $33,187,323)			30,734,873

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.4%
Risk Share Floating Rate – 1.0%
Connecticut Avenue Securities Trust Series 2022-R03, Class 1M2 7.85% (CME Term SOFR + 3.50%), 03/25/2042(a)(e)		2,657	2,752,555
Series 2023-R05, Class 1M1 6.25% (CME Term SOFR + 1.90%), 06/25/2043(a)(e)		3,183	3,214,359
Series 2023-R07, Class 2M1 6.30% (CME Term SOFR + 1.95%), 09/25/2043(a)(e)		1,882	1,894,943
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA3, Class B 13.814% (CME Term SOFR + 9.46%), 04/25/2028(e)		2,449	2,487,637
Series 2016-DNA1, Class B 14.464% (CME Term SOFR + 10.11%), 07/25/2028(e)		2,209	2,293,976
Series 2023-HQA2, Class M1A 6.35% (CME Term SOFR + 2.00%), 06/25/2043(a)(e)		1,455	1,462,712

	Principal Amount (000)		U.S. $ Value
Series 2023-HQA3, Class A1 6.20% (CME Term SOFR + 1.85%), 11/25/2043(a) (e)	U.S.$	1,710	$1,730,195
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 2M2 11.414% (CME Term SOFR + 7.06%), 08/25/2028(e)		129	132,759
Series 2016-C02, Class 1M2 10.464% (CME Term SOFR + 6.11%), 09/25/2028(e)		401	408,138
Series 2016-C05, Class 2B 15.214% (CME Term SOFR + 10.86%), 01/25/2029(e)		2,714	2,930,464
Series 2016-C07, Class 2B 13.964% (CME Term SOFR + 9.61%), 05/25/2029(e)		1,179	1,272,571
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 9.964% (CME Term SOFR + 5.61%), 10/25/2025(a)(e)		499	516,051
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.714% (CME Term SOFR + 5.36%), 11/25/2025(a)(e)		180	187,647

			21,284,007

Agency Floating Rate – 0.4%
Federal Home Loan Mortgage Corp. REMICS Series 3119, Class PI 2.746% (7.09% - CME Term SOFR), 02/15/2036(e)(p)		574	62,054
Series 3856, Class KS 2.096% (6.44% - CME Term SOFR), 05/15/2041(e)(p)		3,153	309,892
Series 4248, Class SL 1.596% (5.94% - CME Term SOFR), 05/15/2041(e)(p)		325	22,484
Series 4372, Class JS 1.646% (5.99% - CME Term SOFR), 08/15/2044(e)(p)		2,002	202,411
Series 4570, Class ST 1.546% (5.89% - CME Term SOFR), 04/15/2046(e)(p)		922	100,667
Series 4735, Class SA 1.746% (6.09% - CME Term SOFR), 12/15/2047(e)(p)		4,502	517,848
Series 4763, Class SB 2.546% (6.89% - CME Term SOFR), 03/15/2048(e)(p)		6,620	1,060,676
Series 4774, Class BS 1.746% (6.09% - CME Term SOFR), 02/15/2048(e)(p)		3,119	365,840

	Principal Amount (000)		U.S. $ Value
Series 4774, Class SL 1.746% (6.09% - CME Term SOFR), 04/15/2048(e)(p)	U.S.$	4,343	$493,048
Series 4927, Class SJ 1.586% (5.94% - CME Term SOFR), 11/25/2049(e)(p)		1,800	186,409
Federal National Mortgage Association REMICS Series 2013-4, Class ST 1.686% (6.04% - CME Term SOFR), 02/25/2043(e)(p)		1,417	150,371
Series 2014-88, Class BS 1.686% (6.04% - CME Term SOFR), 01/25/2045(e)(p)		1,130	116,949
Series 2015-90, Class SA 1.686% (6.04% - CME Term SOFR), 12/25/2045(e)(p)		9,677	987,956
Series 2016-69, Class DS 1.636% (5.99% - CME Term SOFR), 10/25/2046(e)(p)		11,392	762,555
Series 2017-49, Class SP 1.686% (6.04% - CME Term SOFR), 07/25/2047(e)(p)		1,262	146,763
Series 2018-32, Class SB 1.736% (6.09% - CME Term SOFR), 05/25/2048(e)(p)		2,389	272,126
Series 2018-45, Class SL 1.736% (6.09% - CME Term SOFR), 06/25/2048(e)(p)		1,765	210,679
Series 2018-57, Class SL 1.736% (6.09% - CME Term SOFR), 08/25/2048(e)(p)		4,821	581,624
Series 2018-58, Class SA 1.736% (6.09% - CME Term SOFR), 08/25/2048(e)(p)		2,404	282,386
Series 2018-59, Class HS 1.736% (6.09% - CME Term SOFR), 08/25/2048(e)(p)		5,612	595,809
Series 2019-25, Class SA 1.586% (5.94% - CME Term SOFR), 06/25/2049(e)(p)		2,206	235,152
Series 2019-60, Class SJ 1.586% (5.94% - CME Term SOFR), 10/25/2049(e)(p)		2,095	234,553

			7,898,252

Non-Agency Fixed Rate – 0.0%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		780	381,119
CHL Mortgage Pass-Through Trust Series 2007-3, Class A30 5.75%, 04/25/2037		438	188,655
Series 2007-HY4, Class 1A1 4.859%, 09/25/2047		124	111,002

	Principal Amount (000)		U.S. $ Value
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.74%, 03/25/2037	U.S.$	70	$59,277
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 6.669%, 12/28/2037		353	320,090

			1,060,143

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 4.717% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(e)		319	72,440
Lehman XS Trust Series 2007-10H, Class 2AIO 2.557% (6.89% - CME Term SOFR 1 Month), 07/25/2037(e)(p)		141	17,568

			90,008

Agency Fixed Rate – 0.0%
Federal National Mortgage Association REMICS Series 2016-26, Class IO 5.00%, 05/25/2046(q)		224	31,219

Total Collateralized Mortgage Obligations (cost $30,376,024)			30,363,629

EMERGING MARKETS - SOVEREIGNS – 1.3%
Angola – 0.2%
Angolan Government International Bond 8.00%, 11/26/2029(a)		5,437	5,068,317

Dominican Republic – 0.3%
Dominican Republic International Bond 4.50%, 01/30/2030(a)		5,298	5,051,643
8.625%, 04/20/2027(a)		549	567,736

			5,619,379

El Salvador – 0.2%
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.65%, 01/24/2033(a)		1,916	1,926,346
El Salvador Government International Bond 7.125%, 01/20/2050(a)		403	329,473
8.625%, 02/28/2029(a)		1,330	1,379,608
9.65%, 11/21/2054(a)		615	629,914

			4,265,341

Guatemala – 0.1%
Guatemala Government Bond 6.875%, 08/15/2055(a)		2,244	2,225,768

	Principal Amount (000)		U.S. $ Value

Ivory Coast – 0.1%
Ivory Coast Government International Bond 5.75%, 12/31/2032(a)(g)	U.S.$	1,225	$1,175,767
6.375%, 03/03/2028(a)		1,073	1,079,706

			2,255,473

Senegal – 0.1%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	1,465	1,439,931
6.25%, 05/23/2033(a)	U.S.$	1,185	880,976
Series 7Y 7.75%, 06/10/2031(a)		999	816,063

			3,136,970

Turkey – 0.2%
Hazine Mustesarligi Varlik Kiralama AS 6.75%, 09/01/2030(a)(f)		2,459	2,468,836
Turkiye Government International Bond Series 10Y 5.25%, 03/13/2030		1,713	1,636,771

			4,105,607

Ukraine – 0.1%
Ukraine Government International Bond 0.00%, 02/01/2030(a)(g)		214	101,064
0.00%, 02/01/2035(a)(g)		464	219,244
1.75%, 02/01/2035(a)(g)		1,187	608,520
1.75%, 02/01/2036(a)(g)		1,242	627,445

			1,556,273

Total Emerging Markets - Sovereigns (cost $28,584,348)			28,233,128

GOVERNMENTS - SOVEREIGN BONDS – 0.9%
Chile – 0.1%
Chile Electricity Lux MPC II SARL 5.672%, 10/20/2035(a)		638	647,730

Colombia – 0.2%
Colombia Government International Bond 3.125%, 04/15/2031		864	725,760
7.375%, 04/25/2030		2,059	2,154,625
8.00%, 11/14/2035		2,009	2,061,234

			4,941,619

Panama – 0.2%
Panama Notas del Tesoro 3.75%, 04/17/2026		5,027	4,968,637

Romania – 0.4%
Romanian Government International Bond 5.75%, 09/16/2030(a)(f)		2,548	2,559,466

	Principal Amount (000)		U.S. $ Value
5.75%, 03/24/2035(a)	U.S.$	5,280	$4,994,880

			7,554,346

Trinidad & Tobago – 0.0%
Trinidad & Tobago Government International Bond 4.50%, 08/04/2026(a)		484	477,514

Total Governments - Sovereign Bonds (cost $18,893,636)			18,589,846

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.5%
Non-Agency Fixed Rate CMBS – 0.5%
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10, Class C 4.82%, 07/15/2049		372	357,549
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.309%, 05/15/2052(q)		10,220	394,863
CD Mortgage Trust Series 2017-CD3, Class XA 0.927%, 02/10/2050(q)		12,392	127,929
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.563%, 05/10/2058(q)		8,859	32,342
Commercial Mortgage Trust Series 2015-CR27, Class XA 0.817%, 10/10/2048(q)		2,756	28
CSAIL Commercial Mortgage Trust Series 2019-C15, Class B 4.476%, 03/15/2052		960	896,543
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.147%, 08/10/2044(a)		375	329,616
Series 2011-GC5, Class D 5.147%, 08/10/2044(a)		4,025	2,939,022
Series 2016-GS3, Class XA 1.181%, 10/10/2049(q)		28,464	200,502
Series 2019-GC39, Class XA 1.085%, 05/10/2052(q)		11,962	418,393
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class G 3.571%, 12/15/2047(a)		831	481,959
Series 2016-JP2, Class XA 1.782%, 08/15/2049(q)		12,556	80,560
LCCM Series 2017-LC26, Class XA 1.504%, 07/12/2050(a)(q)		30,474	604,818
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class D 3.80%, 05/15/2046(a)		680	616,241

	Principal Amount (000)		U.S. $ Value
Series 2015-C22, Class XA 0.564%, 04/15/2048(q)	U.S.$	2,141	$21
UBS Commercial Mortgage Trust Series 2017-C1, Class XA 1.459%, 06/15/2050(q)		5,748	104,832
Series 2019-C16, Class XA 1.517%, 04/15/2052(q)		13,688	536,040
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class B 3.649%, 03/10/2046(a)		1,033	989,551
Series 2013-C5, Class C 3.72%, 03/10/2046(a)		782	709,519
Wells Fargo Commercial Mortgage Trust Series 2016-C36, Class XA 1.156%, 11/15/2059(q)		39,488	328,339
Series 2016-LC24, Class XA 1.60%, 10/15/2049(q)		24,552	283,755
Series 2016-LC25, Class XA 0.814%, 12/15/2059(q)		15,746	116,488

			10,548,910

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-32, Class XM 0.121%, 11/16/2045(q)		79	1

Total Commercial Mortgage-Backed Securities (cost $12,244,404)			10,548,911

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
Texas Department of Transportation State Highway Fund (Texas Dept. of Transportation State Highway Fund) Series 2010-B 5.178%, 04/01/2030		2,560	2,601,253
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(h)		6,915	6,214,997

Total Local Governments - US Municipal Bonds (cost $9,475,000)			8,816,250

BANK LOANS – 0.2%
Financial Institutions – 0.1%
Financial Services – 0.1%
Colossus Acquireco LLC 6.316%, 06/11/2032(r)		1,890	1,879,208

Industrial – 0.1%
Technology – 0.1%
Clover Holdings SPV III LLC 15.000%, 12/09/2027(k)		29	28,974

	Principal Amount (000)		U.S. $ Value
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(k)(l)(m)(s)(t)	U.S.$	4,133	$30,999
Peraton Corp. 8.206% (CME Term SOFR 1 Month + 3.75%), 02/01/2028(s)		1,555	1,382,151
Veritas US, Inc. 4.500% (PIK Interest 4 + 4.50%), 12/09/2029(s)		31	30,966
12.296% (CME Term SOFR 3 Month + 8.00%), 12/09/2029(s)		31	30,967

			1,504,057

Total Bank Loans (cost $7,626,129)			3,383,265

	Shares

PREFERRED STOCKS – 0.2%
Industrials – 0.2%
Auto Components – 0.2%
Energy Technology 0.00%(k)(l)		3,093	3,324,975

Technology – 0.0%
Veritas US, Inc. 0.00%(h)(k)(l)		1,336	30,060

Total Preferred Stocks (cost $2,346,857)			3,355,035

COMMON STOCKS – 0.1%
Financials – 0.1%
Financial Services – 0.1%
Curo Group Holdings LLC(l)		135,587	700,578

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
New Fortress Energy, Inc.(l)(m)		106,620	290,540

Consumer Discretionary – 0.0%
Automobile Components – 0.0%
Energy Technology(k)(l)		497	217,686

Industrials – 0.0%
Consumer Non-Cyclical – 0.0%
AG Tracker(k)(l)		53,417	0

Transportation Infrastructure – 0.0%
Spirit Airlines LLC(l)		52,357	214,140

Communication Services – 0.0%
Diversified Telecommunication Services – 0.0%
Paysafe Ltd.(l)		8,409	102,169

Company	Shares		U.S. $ Value

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(k)(m)		71,086	$2,844

Total Common Stocks (cost $3,775,619)			1,527,957

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN AGENCIES – 0.0%
Kazakhstan – 0.0%
Baiterek National Managing Holding JSC 5.45%, 05/08/2028(a) (cost $1,025,784)	U.S.$	1,031	1,038,743

	Shares

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(u)(v)(w) (cost $28,953,056)		28,953,056	28,953,056

Total Investments – 128.3% (cost $2,816,537,582)(x)			2,797,110,909
Other assets less liabilities – (28.3)%			(616,882,298)

Net Assets – 100.0%			$2,180,228,611

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	386	September 2025	$28,226,285	$(168,617)
Euro-BTP Futures	206	September 2025	28,389,117	(19,329)
Euro-OAT Futures	187	September 2025	26,310,616	(81,292)
U.S. Long Bond (CBT) Futures	23	September 2025	2,626,313	(2,910)
U.S. T-Note 5 Yr (CBT) Futures	485	September 2025	52,463,359	198,492
U.S. T-Note 10 Yr (CBT) Futures	2,073	September 2025	230,232,563	1,224,601
Sold Contracts
Canadian 10 Yr Bond Futures	341	September 2025	29,660,306	242,453
Euro-Bund Futures	179	September 2025	26,494,429	77,434
Japan 10 Yr Bond (OSE) Futures	33	September 2025	30,205,504	220,718
Long Gilt Futures	183	September 2025	22,273,129	220,694
U.S. 10 Yr Ultra Futures	1,231	September 2025	139,199,172	1,038,212
U.S. T-Note 2 Yr (CBT) Futures	272	September 2025	56,299,750	154,617
U.S. Ultra Bond (CBT) Futures	4	September 2025	469,250	(8,381)

				$3,096,692

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	EUR	36,793	USD	43,378	09/10/2025	$1,286,440
State Street Bank & Trust Co.	EUR	190	USD	218	09/10/2025	1,065
UBS	CAD	2,911	USD	2,156	08/28/2025	52,512

						$1,340,017

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAIG Series 44, 5 Year Index, 06/20/2030*	(1.00)%	Quarterly	0.51%	USD	32,565	$(743,341)	$(686,724)	$(56,617)
iTraxx Australia Series 43, 5 Year Index, 06/20/2030*	(1.00)	Quarterly	0.68	USD	69,843	(1,053,712)	(772,721)	(280,991)
United Mexican States, 4.150%, 03/28/2027, 06/20/2030*	(1.00)	Quarterly	1.09	USD	6,000	16,584	97,058	(80,474)
Sale Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	5.00	Quarterly	3.22	USD	62,680	4,895,707	4,547,710	347,997

						$3,115,238	$3,185,323	$(70,085)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
NZD	46,430	07/04/2035	3 Month BKBM	4.045%	Quarterly/ Semi-Annual	$13,050	$—	$13,050

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International GSVLSUT3	Fed Fund Effective minus 1.20%	Maturity	USD	150	03/19/2026	$(39,774)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
GSVLSUT3	Fed Fund Effective minus 1.20%	Maturity	USD	990	03/25/2026	$171,654
GSVLSUT3	Fed Fund Effective minus 1.20%	Maturity	USD	957	03/25/2026	138,828
GSVLSUT3	Fed Fund Effective minus 1.20%	Maturity	USD	857	03/25/2026	(210,692)
GSVLSUT3	Fed Fund Effective minus 1.20%	Maturity	USD	854	03/26/2026	(213,909)
GSVLSUT3	Fed Fund Effective minus 1.20%	Maturity	USD	838	03/27/2026	(229,573)
GSVLSUT3	Fed Fund Effective minus 1.20%	Maturity	USD	840	03/30/2026	(227,834)

						$(611,300)

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at July 31, 2025
HSBC Securities (USA), Inc.†	USD	11,895	4.10%	—	$11,964,090
Jefferies LLC†	USD	171	3.00%	—	170,737
Jefferies LLC†	USD	918	3.75%	—	920,869
Nomura UK†	USD	231	0.50%	—	2,065,375
Nomura UK†	USD	2,050	3.75%	—	231,581
Standard Chartered Bank†	USD	1,294	1.75%	—	2,014,552
Standard Chartered Bank†	USD	847	3.50%	—	849,007
Standard Chartered Bank†	USD	2,015	4.00%	—	1,301,034

					$19,517,245

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2025.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Agencies	$11,964,090	$—	$—	$—	$11,964,090
Corporates - Investment Grade	4,482,245	—	—	—	4,482,245
Emerging Markets - Corporate Bonds	920,869	—	—	—	920,869
Governments - Sovereign Bonds	1,301,034	—	—	—	1,301,034
Quasi-Sovereigns	849,007	—	—	—	849,007

Total	$19,517,245	$—	$—	$—	$19,517,245

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2025, the aggregate market value of these securities amounted to $643,055,742 or 29.5% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2025.
(f)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2025.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.59% of net assets as of July 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Altice France SA 5.125%, 07/15/2029	09/21/2023-10/05/2023	$1,549,336	$1,732,568	0.08%
Altice France SA 5.50%, 01/15/2028	09/25/2023-09/29/2023	754,771	780,744	0.04%
Altice France SA 5.50%, 10/15/2029	09/21/2023-10/30/2023	1,178,752	1,327,664	0.06%
Chile Electricity PEC SpA Zero Coupon, 01/25/2028	08/31/2021 10/27/2021	2,651,100	2,522,902	0.12%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/16/2023	12,702	889	0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/26/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	06/21/2019-12/01/2019	692,006	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	02/19/2015	861,788	0	0.00%
Veritas US, Inc. 0.00%,	12/09/2024	20,921	30,060	0.00%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	6,915,000	6,214,997	0.29%

(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2025.
(j)	Defaulted matured security.
(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	Non-income producing security.
(m)	Fair valued by the Adviser.
(n)	Escrow shares.
(o)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(p)	Inverse interest only security.
(q)	IO - Interest Only.
(r)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

(s)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at July 31, 2025.
(t)	Defaulted.
(u)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(v)	The rate shown represents the 7-day yield as of period end.
(w)	Affiliated investments.
(x)

As of July 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,695,081 and gross unrealized depreciation of investments was $(50,353,380), resulting in net unrealized depreciation of $(15,658,299).

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great Britain Pound

NZD – New Zealand Dollar

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

BKBM – Bank Bill Benchmark (New Zealand)

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CJSC – Closed Joint Stock Company

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Merchantile Exchange

Fed Fund Effective – Federal Funds Effective Rate

JSC – Joint Stock Company

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

PRIME – US Bank Prime Loan Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

COUNTRY BREAKDOWN1

July 31, 2025 (unaudited)

85.2%	United States
1.6%	Spain
1.5%	United Kingdom
1.4%	Mexico
1.0%	France
0.9%	Brazil
0.6%	Italy
0.6%	India
0.5%	Colombia
0.5%	South Africa
0.4%	China
0.4%	Chile
0.4%	Germany
4.0%	Other
1.0%	Short-Term Investments

100.0%	Total Investments

1

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.3% or less in the following: Angola, Australia, Azerbaijan, Canada, Dominican Republic, El Salvador, Finland, Guatemala, Hungary, Indonesia, Ireland, Israel, Ivory Coast, Jamaica, Japan, Jersey (Channel Islands), Kazakhstan, Macau, Malaysia, Norway, Panama, Peru, Puerto Rico, Romania, Senegal, South Korea, Trinidad & Tobago, Turkey and Ukraine.

AB Income Fund

July 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of

July 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Governments - Treasuries	$—	$1,132,216,450	$—		$1,132,216,450
Mortgage Pass - Throughs	—	764,583,787	—		764,583,787
Corporates - Investment Grade	—	344,978,105	—		344,978,105
Collateralized Loan Obligations	—	148,399,581	—		148,399,581
Corporates - Non-Investment Grade	—	117,929,489	3,014,859	(a)	120,944,348
Asset-Backed Securities	—	37,126,130	7,745,583		44,871,713
Emerging Markets - Corporate Bonds	—	44,053,153	889		44,054,042
Quasi-Sovereigns	—	31,518,190	—		31,518,190
Agencies	—	30,734,873	—		30,734,873
Collateralized Mortgage Obligations	—	30,363,629	—		30,363,629
Emerging Markets - Sovereigns	—	28,233,128	—		28,233,128
Governments - Sovereign Bonds	—	18,589,846	—		18,589,846
Commercial Mortgage-Backed Securities	—	10,548,911	—		10,548,911
Local Governments - US Municipal Bonds	—	8,816,250	—		8,816,250
Bank Loans	—	3,323,292	59,973		3,383,265
Preferred Stocks	—	—	3,355,035		3,355,035
Common Stocks	606,849	700,578	220,530	(a)	1,527,957
Governments - Sovereign Agencies	—	1,038,743	—		1,038,743
Short-Term Investments	28,953,056	—	—		28,953,056

Total Investments in Securities	29,559,905	2,753,154,135	14,396,869	(a)	2,797,110,909
Other Financial Instruments(b):
Assets:
Futures	3,377,221	—	—		3,377,221
Forward Currency Exchange Contracts	—	1,340,017	—		1,340,017

Centrally Cleared Credit Default Swaps	—	4,912,291	—		4,912,291
Centrally Cleared Interest Rate Swaps	—	13,050	—		13,050
Total Return Swaps	—	310,482	—		310,482
Liabilities:
Futures	(280,529)	—	—		(280,529)
Centrally Cleared Credit Default Swaps	—	(1,797,053)	—		(1,797,053)
Total Return Swaps	—	(921,782)	—		(921,782)

Total	$32,656,597	$2,757,011,140	$14,396,869	(a)	$2,804,064,606

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2025 is as follows:

Fund	Market Value 10/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$10,094	$566,290	$547,431	$28,953	$598